Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total potentially dilutive shares	1,881,663	644,695	935,052	285,791
Warrants [Member]
Total potentially dilutive shares	756,578	215,292	312,078	74,435
Options [Member]
Total potentially dilutive shares	4,821	4,821	4,821	4,821
Convertible Debt [Member]
Total potentially dilutive shares	1,120,264	424,582	618,153	206,535